Revenues that are Attributed to Countries Based on Location of Customers, Excluding Customers in Japan (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 North America USD ($)	Mar. 31, 2013 North America JPY (¥)	Mar. 31, 2012 North America JPY (¥)	Mar. 31, 2011 North America JPY (¥)	Mar. 31, 2013 Europe USD ($)	Mar. 31, 2013 Europe JPY (¥)	Mar. 31, 2012 Europe JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2013 Asia USD ($)	Mar. 31, 2013 Asia JPY (¥)	Mar. 31, 2012 Asia JPY (¥)	Mar. 31, 2011 Asia JPY (¥)	Mar. 31, 2013 Other Countries USD ($)	Mar. 31, 2013 Other Countries JPY (¥)	Mar. 31, 2012 Other Countries JPY (¥)	Mar. 31, 2011 Other Countries JPY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 72,200	¥ 6,790,453	¥ 4,715,804	¥ 5,398,278	$ 20,214	¥ 1,901,118	¥ 1,817,944	¥ 1,793,932	$ 41,894	¥ 3,940,175	¥ 3,284,392	¥ 3,280,384	$ 41,784	¥ 3,929,775	¥ 3,103,383	¥ 3,196,114